Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Receipts from customers	$ 774,199	$ 467,660	$ 311,754
Payments to suppliers and employees	(710,551)	(418,328)	(280,388)
Payments for contingent consideration	(51,786)	(23,902)	(10,917)
Income taxes paid	(21,298)	(2,033)	(6,859)
Interest received	5,843	7,180	1,068
Interest paid	(13,700)	(3,087)	(385)
Net cash (used in)/from operating activities	(17,293)	27,490	14,273
Cash flows from investing activities
Payments for investments in financial assets	(892)	(32,913)	(8,698)
Payments for acquisition of subsidiaries, net of cash acquired	(220,662)	(20,662)	0
Purchases of intangible assets	(18,084)	(13,067)	(802)
Purchases of other non-current assets	(12,224)	(8,395)	0
Purchases of property, plant and equipment	(25,692)	(9,117)	(6,307)
Payments for contingent consideration	(7,667)	(2,533)	(995)
Payments for deferred consideration	(700)	0	0
Payments for decommissioning liability	0	0	(37)
Net cash used in investing activities	(285,921)	(86,687)	(16,839)
Cash flows from financing activities
Proceeds from borrowings	529	427,904	4,188
Repayment of borrowings	(819)	(745)	0
Principal element of lease payments	(5,237)	(1,317)	(1,266)
Proceeds from issue of shares and other equity	1,808	662	4,169
Transaction costs of borrowings or capital raising	0	(9,713)	0
Net cash (used in)/provided by financing activities	(3,719)	416,791	7,091
Net (decrease)/increase in cash held	(306,933)	357,594	4,525
Net foreign exchange differences	8,800	(1,890)	992
Cash and cash equivalents at the beginning of the financial year	439,999	84,295	78,778
Cash and cash equivalents at the end of the financial year	$ 141,866	$ 439,999	$ 84,295